TYPE 13F-HR

PERIOD 06/30/00

FILER

CIK  0000860488

CCC  #mckee88

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 415-956-0607

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  345 California Street Suite 1175
          San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien San Francisco, California August 11, 2000

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $128,608

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
American Elec Pwr COM 025537101 2773   93600 SH SOLE       0  0  93600
AGL Resources     COM 001204106  147    9200 SH SOLE       0  0   9200
Ameren Corp.      COM 023608102 3713  110000 SH SOLE       0  0 110000
Constellation Eng COM 210371100  814   25000 SH SOLE       0  0  25000
CP&L Energy       COM 12614C106 1278   40000 SH SOLE       0  0  40000
CINergy           COM 172474108 3053  120000 SH SOLE       0  0 120000
CMS Energy        COM 125986100 4724  213500 SH SOLE  213500  0     0
Conectiv Inc.     COM 206829103 1455   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202  152    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104 1926   65000 SH SOLE       0  0  65000
DQE, Inc.         COM 23329J104 3555   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109 2658   62000 SH SOLE       0  0  62000
Duke Energy       COM 264399106 2838   50000 SH SOLE       0  0  50000
Dynegy            COM 26816Q101 1708   25000 SH SOLE       0  0  25000
Edison Int'l      COM 281020107 8221  401000 SH SOLE  309000  0  92000
Energy East Corp. COM 29266M109  717   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103 2053   75000 SH SOLE       0  0  75000
FPL Group Inc.    COM 302571104 1739   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860  430   10000 SH SOLE       0  0  10000
GTE Corp.         COM 362320103  623   10000 SH SOLE       0  0  10000
GPU Inc.          COM 36225X100 5561  205500 SH SOLE  145500  0  60000
Hawaiian Elect    COM 419870100 2461   75000 SH SOLE       0  0  75000
IPALCO EnterprisesCOM 462613100 2415  120000 SH SOLE       0  0 120000
Kansas City P&L   COM 485134100 6527  290100 SH SOLE  184100  0 106000
LGE Energy        COM 501917108 1433   60000 SH SOLE       0  0  60000
NiSOURCE          COM 65473P105 7657  411100 SH SOLE  261100  0 150000
New Cent Energies COM 64352U103 7664  255450 SH SOLE  195450  0  60000
Northeast Utiliti COM 664397106  870   40000 SH SOLE       0  0  40000
Northern State PwrCOM 665772109  606   30000 SH SOLE       0  0  30000

  COLUMN TOTALS                 79767 3058800



FORM 13F INFORMATION TABLE (Continued)
              Title of       Mkt Val  Shs/  SH/ Invt Other  Votg Auth
Name of Issuer  Class  CUSIP (x$1000) PrAmt PR Discr Mgrs Sole Sh None

PG&E Corporation  COM 69331C108 3694  150000 SH SOLE       0  0 150000
PP&L Resources    COM 693499105  437   19903 SH SOLE       0  0  19903
PECO Energy       COM 693304107 7728  191700 SH SOLE   91700  0 100000
Pinnacle West Cap COM 723484101   27     800 SH SOLE       0  0    800
Public Svc Enterp COM 744573106 1558   45000 SH SOLE       0  0  45000
Reliant Energy    COM 75952J108 1638   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103  457   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109 1621   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107 2331  100000 SH SOLE       0  0 100000
Vectren Corp      COM 92240G101  307   17771 SH SOLE       0  0  17771
TECO Energy       COM 872375100 5772  287700 SH SOLE  217700  0  70000
TXU Corp          COM 882848104 7490  253900 SH SOLE  193900  0  60000
Unisource Energy  COM 909205106   48    3200 SH SOLE       0  0   3200
U.S. West         COM 912889102 4030   47000 SH SOLE       0  0  47000
UtiliCorp United  COM 918005109 3776  190000 SH SOLE  100000  0  90000
Western Resources COM 959425109  330   21279 SH SOLE       0  0  21279
WPS Resources     COM 92931B106 1503   50000 SH SOLE       0  0  50000
Wisconsin Energy  COM 976657106 2774  140000 SH SOLE       0  0 140000
Philip Morris Cos COM 718154107 3320  125000 SH SOLE       0  0 125000


COLUMN TOTALS                  48841 1811784

AGGREGATE TOTAL               128608 4870584

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